SHARE OPTIONS, RESTRICED STOCK UNITS AND WARRANTS	12 Months Ended
Dec. 31, 2025
SHARE OPTIONS, RESTRICED STOCK UNITS AND WARRANTS
SHARE OPTIONS, RESTRICED STOCK UNITS AND WARRANTS

22.SHARE OPTIONS, RESTRICED STOCK UNITS AND WARRANTS

In 2022, the Remuneration Committee of the Board (“Committee”) approved the 2022 Equity Incentive Plan (“the Plan”). Under the Plan, the Committee, at its discretion, may issue awards, including share awards, stock options, stock appreciation rights (“SARs”), restricted stock units, performance awards and American Depository Shares to any employee of the Group. The exercise price of stock options and the base price of SARs may not be less than the market price of the underlying shares on the date of grant. Stock options and SARs may have an exercise period up to ten years after the grant date.

The following table summarizes share-based compensation expense for the years ended December 31, 2025 and 2024:

	2025	2024
Stock options	156	1,958
Restricted stock units	2,480	1,801
	2,636	3,759

	Number of	Weighted
	options and	average exercise
	warrants ‘000	price £
At 1 January 2025	63,549	0.17
Granted	—	—
Exercised	—	—
Lapsed	(1,681)	0.54
Outstanding at 31 December 2025	61,868	0.16

Exercisable at 31 December 2025	61,868	0.16

The weighted average remaining contractual life of options and warrants as at 31 December 2025 is 50 months (2024 -53 months). If the exercisable shares had been exercised on 31 December 2025 this would have represented 8% (2024 – 0.8%) of the enlarged share capital.

At the grant date, the fair value of the options and warrants prior to the listing date was the net asset value and post listing determined using the Black-Scholes option pricing model. Volatility was calculated based on data from comparable listed technology start-up companies, with an appropriate discount applied due to being an unlisted entity at grant date. Risk free interest has been based on UK Government Gilt rates for an equivalent term. The inputs into the Black-Scholes model are as follows:

	2025	2024
Grant date share price £	—	0.115
Exercise price £	—	0.1125
Volatility	—%	113%
Life	—	5 years
Risk free rate	—%	3.9%
Dividend yield	—%	—%

Restricted Stock Units

In 2023, the Committee approved the grant of RSUs to employees. The RSUs vest quarterly beginning the sixth month after the grant date over a three-year period. The weighted average remaining vesting period is the period to the last vesting date.

	2025
			Weighted Average
	Number of	Weighted Average	Remaining Vesting
	Awards	Grant Date Price £	Period (months)
Outstanding at beginning of period	8,789	0.13	—
Granted during the period	—	—	—
Vested during the period	(4,192)	0.13	—
Forfeited during the period	(4,597)	0.13	—
Outstanding at the end of period	—	—	—

	2024
			Weighted Average
	Number of	Weighted Average	Remaining Vesting
	Awards ‘000’s	Grant Date Price £	Period (months)
Outstanding at beginning of period	6,700	0.12	—
Granted during the period	7,274	0.15	—
Vested during the period	(3,163)	0.12	—
Forfeited during the period	(2,022)	0.14	—
Outstanding at the end of period	8,789	0.13	22

Performance Stock Units (American Depository Shares)

In 2023, the Committee approved the grant of PSUs over American Depository Shares to the Chief Executive Officer of the Group, which were scheduled to vest annually over a three-year period, with annual vesting ranging from 25% to 100% subject to performance conditions. The Chief Executive Officer resigned in January 2025 and, in accordance with the terms of the award, all outstanding PSUs were cancelled.

Following the appointment of a new Chief Executive Officer, the Company granted 22,250,000 PSUs in accordance with its remuneration policy. These awards were subject to performance conditions and scheduled to vest over a three - year period, with vesting in equal tranches after 12, 24 and 36 months, subject to continued employment and satisfaction of the applicable performance conditions.

As part of the Company’s restructuring and delisting from the London Stock Exchange, all outstanding PSUs granted to the new Chief Executive Officer were cancelled.

	2025
			Weighted Average
	Number of	Weighted Average	Remaining Vesting
American Depository Shares	Awards ‘000	Grant Date Price $	Period (months)
Outstanding at beginning of the period	2,850	1.15	23
Granted during the period
Forfeited during the period	(2,850)	1.15	21
Outstanding at the end of period	—	—	—

			Weighted Average
	Number of	Weighted Average	Remaining Vesting
Ordinary Shares	Awards ‘000	Grant Date Price £	Period (months)
Outstanding at beginning of the period	—	—	—
Granted during the period	22,250	0.03	36
Forfeited during the period	(22,250)	0.03	27
Outstanding at the end of period	—	—	—

	2024
			Weighted Average
	Number of	Weighted Average	Remaining Vesting
	Awards	Grant Date Price £	Period (months)
Outstanding at beginning of the period	2,850,000	1.15
Vested during the period	(237,500)	—
Forfeited during the period	—	—
Outstanding at the end of period	2,612,500	1.15	35